Prudential International Bond Fund, Inc.
Gateway Center Three, 4th Floor
Newark, NJ 07102


                                                    March 13, 2000
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Prudential International Bond Fund, Inc.
          (File No. 33-63945)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the '1933 Act'), the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 7 and (ii) that the text of Post-Effective Amendment No. 7 was filed electronically on March 7, 2000.

                     Prudential International Bond Fund, Inc.


                     By: /s/ Marguerite E.H. Morrison
                         ----------------------------
                         Marguerite E.H. Morrison
                         Secretary